Line Of Businesss (Tables)	12 Months Ended
Dec. 31, 2012
Business Segments [Abstract]
Summary Of Business Segment

		Ready-
		Mixed	Adjustments
	Cement	Concrete	and
	Business	Business	Eliminations	Consolidated
For the Year Ended December 31, 2012
Sales to unaffiliated customers	$53,616,941	$98,157,043	$0	$151,773,984
Intersegment sales	20,027,870	4,563	(20,032,433)	0
Total net sales	$73,644,811	$98,161,606	$(20,032,433)	$151,773,984
Income (loss) from operations	$10,243,708	$(9,941,357)		$302,351
Other income, net				4,083,366
Income before income taxes				$4,385,717

Identifiable assets at December 31, 2012	$88,491,938	$45,335,459		$133,827,397
Corporate assets				47,460,748
Total assets at December 31, 2012				$181,288,145

For the Year Ended December 31, 2011
Sales to unaffiliated customers	$46,801,814	$75,263,070	$0	$122,064,884
Intersegment sales	15,342,831	42,383	(15,385,214)	0
Total net sales	$62,144,645	$75,305,453	$(15,385,214)	$122,064,884
Income (loss) from operations	$1,502,909	$(4,478,723)		$(2,975,814)
Other income, net				4,768,122
Income before income taxes				$1,792,308

Identifiable assets at December 31, 2011	$84,843,017	$46,340,254		$131,183,271
Corporate assets				42,471,539
Total assets at December 31, 2011				$173,654,810

For the Year Ended December 31, 2010
Sales to unaffiliated customers	$49,436,170	$71,748,664	$0	$121,184,834
Intersegment sales	14,846,799	14,667	(14,861,466)	0
Total net sales	$64,282,969	$71,763,331	$(14,861,466)	$121,184,834
Income (loss) from operations	$6,147,514	$(6,005,382)		$142,132
Other expense, net				(218,210)
Loss before income taxes				$(76,078)

Identifiable assets at December 31, 2010	$89,992,392	$37,106,313		$127,098,705
Corporate assets				47,000,123
Total assets at December 31, 2010				174,098,828